INCOME TAXES - Summary of income tax expense differs from that computed at statutory federal corporate tax rate (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Tax at statutory rate, amount											$ 280	$ 334	$ 1,318	$ (34)
Adjustments resulting from:
Valuation allowance, amount											228	102	37	(200)
Income from bank owned life insurance, amount											(35)	(30)	(160)	(65)
Employee benefit plans, amount											64	80	92	84
Other, amount												8	(5)	3
Total income taxes (benefit)	$ 186	$ 351	$ 700	$ 88	$ 273	$ 221	$ (115)	$ 227	$ (740)	$ 416	$ 537	$ 494	$ 1,282	$ (212)
Tax at statutory rate, percentage of pretax income											34.00%	34.00%	34.00%	(34.00%)
Adjustments resulting from:
Valuation allowance, percentage of pretax income											27.70%	10.40%	0.90%	(200.00%)
Income from bank owned life insurance, percentage of pretax income											(4.30%)	(3.00%)	(4.10%)	(65.00%)
Employee benefit plans, percentage of pretax income											7.80%	8.10%	2.40%	84.00%
Other, percentage of pretax income												0.80%	(0.10%)	3.00%
Income tax expense (benefit) per statements of income, percentage of pretax income											65.20%	50.30%	33.10%	(212.00%)